UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical)	Mar. 27, 2026 shares
Statement of financial position [abstract]
Exchange ratio, exchangeable shares	1